FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03904

Value Line Tax Exempt Fund, Inc.

220 E. 42 Street, New York, NY 10017
(Address of principal executive officers)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of Fiscal year-end: December 31

Date of reporting period: July 1, 2007 – June 30, 2008

Item 1. Proxy Voting Record:

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-03904
Reporting Period: 07/01/2007 - 06/30/2008
Value Line Tax Exempt Fund, Inc.

========================= VALUE LINE TAX EX  NATIONAL =========================

========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line Fund, Inc.
(Registrant)

By: /s/ Mitchell E. Appel
Mitchell E. Appel
President

Date: October 9, 2008